Notes Payable (Details Narrative)																				1 Months Ended								2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 28, 2020	Apr. 15, 2020 USD ($)	Mar. 12, 2020 USD ($)	Mar. 09, 2020 USD ($)	Mar. 04, 2020 USD ($)	Nov. 30, 2019 USD ($)	Aug. 28, 2019 USD ($) Integer	Aug. 28, 2019 USD ($)	Jul. 03, 2019	May 08, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 10, 2019 USD ($)	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 28, 2019 USD ($)	Jan. 14, 2019 USD ($)	Oct. 12, 2018 USD ($)	Oct. 02, 2018 USD ($)	Sep. 20, 2018 USD ($)	Aug. 10, 2020 USD ($)	May 31, 2020 USD ($)	Nov. 30, 2019 USD ($) Integer	Aug. 31, 2019 USD ($)	Jul. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 06, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 16, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 02, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 30, 2020 USD ($)	Jan. 07, 2020 $ / shares	Jun. 18, 2018 USD ($)
Proceeds from promissory notes																																$ 4,479,662	$ 9,280,655
Debt instrument, periodic payment																																	501,041
Origination fees																																	601,121
Unamortized debt discount																																				$ 1,287,473
Payment of notes payable																																3,002,127	10,485,502
Notes payable - related party																																500,000	500,000
Debt principal balance																																1,062,764
Gain (loss) on debt extinguishment, net																				$ 237,665												$ 7,847,073	39,090,168
Warrant exercise price | $ / shares																																					$ 0.40
Debt description																																The aggregate loss on debt extinguishment upon conversions associated with the difference between the fair market value of the shares issued upon conversion and the amounts of principal balances converted at the conversion price amounted to $36,271,137 consisting of $15,704,425, $19,700,260 and $866,452 as discussed above (See Note 11).
Amortization of debt discounts																																$ 4,928,010	4,536,366
Warrants One [Member]
Warrant exercise price | $ / shares																																					$ 0.40
Settlement Agreement [Member]
Payment of notes payable				$ 275,000
Debt principal balance				272,700
Convertible debt				95,874
Cancellation of warrants				40,300
Gain (loss) on debt extinguishment, net																																76,777
Payment of cash																																67,548
Remaining debt discount																																614,809
Reduction of principal balance of debt																																596,390
Accrued interest																																9,190
Secured Merchant Agreements [Member]
Notes payable																																98,592	80,490
Proceeds from promissory notes																					$ 18,102
Payment of notes payable																					15,000											176,339
Notes payable - related party																																0	176,339
Convertible debt							$ 17,705	$ 17,705
Gain (loss) on debt extinguishment, net																					$ 3,102
Notes payable liabilities assumed																																						$ 944,281
Debt instrument interest rate							15.00%	15.00%
Conversion of notes payable							$ 184,750	$ 184,750
Secured Merchant Agreements One [Member]
Payment of notes payable																																249,704
Notes payable - related party																																0	244,858
Convertible debt							25,073	25,073
Accrued interest																																4,846
Conversion of notes payable							261,630	261,630
Secured Merchant Loan [Member]
Notes payable																	$ 420,000	$ 209,850	$ 521,250
Proceeds from promissory notes																	254,552	137,962	375,000
Debt original issue discount																	123,314	59,850	146,250
Debt instrument, periodic payment																	3,000	1,749	$ 3,724
Repayment of principal amount																	31,634
Origination fees																	$ 10,500	12,038
Unamortized debt discount																																762,122
Payment of notes payable																															$ 786,330		86,259
Notes and loans payable																																	0
Notes payable - related party																																1,057,074
Debt principal balance																																1,819,196
One Secured Merchant Loan [Member]
Notes payable											$ 650,000	$ 650,000				$ 764,500
Proceeds from promissory notes											500,000					316,637
Debt original issue discount											$ 150,000	150,000
Debt instrument, periodic payment																6,371
Repayment of principal amount																223,329
Origination fees																10,034
Unamortized debt discount																214,500
Payment of notes payable								184,750																									2,511,456
One Secured Merchant Loan [Member] | June 2019 to August 2019 [Member]
Debt instrument, periodic payment												$ 216,667
Second Secured Merchant Loan [Member]
Notes payable																417,000
Proceeds from promissory notes																292,002
Debt instrument, periodic payment																3,972
Origination fees																7,998
Unamortized debt discount																$ 117,000
Third Secured Merchant Loan [Member]
Notes payable										$ 1,242,000					$ 759,000
Proceeds from promissory notes										528,039					315,097
Debt original issue discount										342,000
Debt instrument, periodic payment										10,265					4,897
Repayment of principal amount										362,961					209,153
Origination fees										$ 9,000					25,750
Unamortized debt discount															$ 209,000
Secured Merchant Loan One [Member]
Notes payable																		139,900
Proceeds from promissory notes																		92,000
Debt original issue discount																		39,900
Debt instrument, periodic payment																		1,166
Origination fees																		$ 8,000
Payment of notes payable																														$ 169,653			180,097
Notes and loans payable																																	0
Fourth Secured Merchant Loan [Member]
Notes payable																										$ 1,199,200
Proceeds from promissory notes																										652,387
Debt original issue discount																										399,200
Debt instrument, periodic payment																										11,993
Repayment of principal amount													$ 703,899													69,327
Origination fees																										$ 78,286
Notes and loans payable																																	0
Several Secured Merchant Loan [Member]
Notes payable																												$ 2,099,500					2,283,540
Proceeds from promissory notes																												1,285,000					1,355,986
Origination fees																												814,500					927,554
Payment of notes payable																																	464,344
Notes payable - related party							$ 261,630	$ 261,630
Several Secured Merchant Loan [Member] | Noteholders [Member]
Payment of notes payable																												$ 27,498
Two Secured Merchant Loan [Member]
Notes payable																								$ 1,011,825
Proceeds from promissory notes																								630,000
Debt original issue discount																																	24,762
Debt instrument, periodic payment																								8,000
Repayment of principal amount																																	1,854,642
Origination fees																								381,825
Payment of notes payable																																	764,209
Notes payable - related party																																	247,616
Debt instrument, weekly periodic payments																								$ 28,500
New Secured Merchant Loan [Member]
Notes payable																																			$ 1,274,150
Proceeds from promissory notes																																150,000
Origination fees																																453,450
Payment of notes payable																																1,954,930
Debt principal balance																																670,700
Merchant Loan [Member]
Payment of notes payable					$ 600,000
Debt principal balance					$ 936,410
Merchant Loan [Member] | Settlement Agreement [Member]
Proceeds from promissory notes																																233,434
Repayment of principal amount																																275,000
Payment of notes payable				233,434
Debt principal balance				$ 364,740
Note maturity date				Mar. 11, 2020
Weekly Installments [Member] | Settlement Agreement [Member]
Payment of notes payable			$ 275,000
Final Payment [Member] | Settlement Agreement [Member]
Note maturity date			May 12, 2020
Promissory Notes [Member]
Notes payable						$ 460,510																$ 460,510
Payment of notes payable																																$ 85,088
Note maturity date									Jan. 03, 2021
Debt instrument interest rate									20.00%
Promissory Notes [Member] | Individuals [Member]
Notes payable														$ 26,900
Convertible debt														$ 77,090
Debt instrument interest rate														15.00%
January Two Thousand Ninteen Promissory Notes [Member]
Warrant issued | shares														1,000
Number of warrants to purchase shares of common stock | shares														1,000
Warrant exercise price | $ / shares														$ 1.00
Warrant term														5 years
Twelve Monthly Installments [Member] | Secured Merchant Agreements [Member]
Note maturity date							Nov. 25, 2020
Number of installments | Integer							12
Twelve Monthly Installments [Member] | Secured Merchant Agreements One [Member]
Note maturity date							Nov. 25, 2020
Promissory Notes [Member] | Entities or Individuals [Member] | Minimum [Member]
Debt instrument interest rate																																7.00%
Promissory Notes [Member] | Entities or Individuals [Member] | Maximum [Member]
Debt instrument interest rate																																10.00%
New Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable																																$ 40,000	40,000
Senior Secured Demand Promissory Notes [Member]
Notes payable																											$ 770,000		$ 770,000	770,000	770,000
Proceeds from promissory notes																													699,955
Debt original issue discount																											70,000		70,000	70,000	70,000
Debt instrument, periodic payment																											220,000						$ 437,532
Origination fees																													45
Debt due date, description																																	The Company repaid $437,532 of the Fall 2018 Promissory Notes and interest due of $36,760 was reclassified to principal amount due.
Senior Secured Demand Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable																																0	$ 149,228
Two Separate Promissory Notes [Member]
Notes payable																							$ 220,000		$ 220,000								0
Proceeds from promissory notes																							200,000		200,000
Debt original issue discount																							$ 20,000		$ 20,000
Payment of notes payable																																	220,000
Separate Promissory Notes [Member] | Several Individuals [Member]
Notes payable																																443,000	2,517,150
Proceeds from promissory notes																																423,000	2,238,900
Debt original issue discount																																20,000
Unamortized debt discount																																	238,250
Payment of notes payable																																320,500	$ 1,118,400
Notes payable - related party																																220,000
Debt principal balance																																195,000
Debt due date, description																																	These notes were due between 45 and 273 days from the respective note issuance date.
Warrant issued | shares																																	58,000
Number of warrants to purchase shares of common stock | shares																																	58,000
Warrant exercise price | $ / shares																																	$ 1.00
Warrant term																																	5 years
Separate Promissory Notes [Member] | Several Individuals [Member] | Warrants One [Member]
Accrued interest																																	$ 120,307
Conversion of notes payable																																	$ 978,750
Number of warrants to purchase shares of common stock | shares																																	439,623
Warrant exercise price | $ / shares																																	$ 2.50
Warrant term																																	5 years
Separate Previous Promissory Notes [Member] | Several Individuals [Member]
Notes payable																																	$ 40,000
Notes payable - related party																																	420,000
One of these Notes [Member]
Debt principal balance																																150,000
Accrued interest																																82,274
New Notes [Member]
Debt instrument, periodic payment																																7,500
Repayment of principal amount																																15,000
Debt principal balance																																200,000
Equipment Notes Payable [Member]
Notes and loans payable																																43,363	57,001
Equipment Notes Payable [Member]
Notes and loans payable																																151,710	181,911
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Notes and loans payable																											$ 162,868		$ 162,868	$ 162,868	$ 162,868		44,905
Sixty Monthly Installments [Member]
Convertible debt						$ 9,304																$ 9,304
Number of installments | Integer																						60
Remaining Fifty-Nine Payments [Member]
Note maturity date						Jan. 27, 2020
Equipment Notes Payable One [Member]
Notes and loans payable																																$ 375,422
Shypdirect PPP Loan [Member] | Paycheck Protection Program [Member]
Debt principal balance																																		$ 504,940
Note maturity date	Apr. 28, 2022
Debt instrument interest rate	1.00%
Prime EFS PPP Loan [Member] | Paycheck Protection Program [Member]
Debt principal balance		$ 2,941,212
Note maturity date		Apr. 16, 2022
Debt instrument interest rate		1.00%
PPP Loans [Member]
Debt description																																The twenty- four-week period that commenced on May 1, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs.
Notes Payable [Member]
Amortization of debt discounts																																$ 605,763	$ 3,351,903